SCHEDULE OF FINANCIAL STATEMENT AMOUNTS AND BALANCES OF VIES (Details) (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Accounts receivable from net of allowance			¥ 19
Total net revenues	$ 347,232	2,428,226	2,118,982	¥ 1,638,736
Variable Interest Entity To Variable Interest Entity Primary Beneficiary And Subsidiaries [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Total net revenues		¥ 1,528	¥ 49,679	¥ 23,344